ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)																9 Months Ended		12 Months Ended
	Jan. 04, 2025 USD ($)	Nov. 04, 2024 USD ($)	Jul. 01, 2024 USD ($)	Apr. 04, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 USD ($) $ / shares shares	Sep. 27, 2023 USD ($)	Jan. 10, 2023 USD ($)	Jan. 09, 2023 USD ($) $ / shares shares	Jan. 06, 2023 $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Dec. 30, 2022 shares	Aug. 16, 2022	Jan. 08, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) shares	Sep. 26, 2023 USD ($)	Mar. 31, 2023 $ / shares shares	Sep. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Ordinary share par value | $ / shares																					$ 1			$ 1
Extension payment																						$ 500,000
Cash																					$ 798,079	$ 6,245,686
Ordinary shares, shares outstanding | shares																					10,000	10,000		10,000
Alpha Time Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation																Sep. 15, 2021		Sep. 15, 2021
Shares redeem for cash | shares							2,160,774						5,800
Ordinary share par value | $ / shares															$ 0.0001			$ 0.0001	$ 0.0001
Sale of stock number of shares issued in transaction | shares												115,500
Transaction cost																	$ 478,423	$ 478,423
Payments for underwriting expense									$ 112,500			$ 1,500,000
Deferred underwriting commission																			$ 584,518
Sale of stock value issued										$ 70,242,000		$ 231,000
Percentage of voting interests acquired																50.00%		50.00%
Shares issued price per share | $ / shares										$ 10.18		$ 2.00
Extension payment							$ 55,000
Monthly extension payment	$ 55,000		$ 110,000	$ 165,000	$ 55,000	$ 165,000	55,000	$ 690,000								$ 165,000
Cash																1,473		$ 15,054
Working capital deficit																2,836,334		1,480,801
Loans payable																$ 1,152,500		$ 690,000
Value of shares redeemed							$ 23,302,146
Redemption price per share | $ / shares							$ 10.78									$ 11.26		$ 10.73
Investments held in trust account excepted							$ 51,108,602
Ordinary shares, shares outstanding | shares							6,873,426											2,134,200	1,725,000
Cash in trust accouint							$ 51,712,221			$ 70,242,000						$ 53,347,588		$ 74,062,199
Proceeds from Issuance of Private Placement																	$ 4,092,000	$ 4,092,000
Proceeds from Issuance or Sale of Equity										70,242,000
Stock Redeemed or Called During Period, Shares | shares							2,160,774
Alpha Time Acquisition Corp [Member] | Domestic Tax Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Percentage of excise tax														1.00%
Alpha Time Acquisition Corp [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Extension payment			105,000	$ 55,000		$ 165,000
Monthly extension payment		$ 165,000	$ 110,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Aggregate principal amount								690,000																	$ 300,000
Promissory note								690,000															$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Promissory note					$ 20,000		$ 660,000	$ 690,000
Monthly extension payment																$ 165,000
Alpha Time Acquisition Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition																90.00%		90.00%
Alpha Time Acquisition Corp [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination, net tangible assets																$ 5,000,001		$ 5,000,001
Interest to pay dissolution expenses																100,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash | shares															287,500
Sale of stock, price per share | $ / shares											$ 2.00
Sale of stock number of shares issued in transaction | shares											17,325				287,500
Transaction cost																		40,000	$ 160,000	$ 160,000
Deferred underwriting commission																$ 200,000		$ 200,000
Ordinary shares, shares outstanding | shares															1,725,000
Alpha Time Acquisition Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash | shares												6,000,000
Ordinary share par value | $ / shares												$ 0.0001
Sale of stock, price per share | $ / shares												$ 10.00				$ 10.00		$ 10.00
Proceeds from sale of units												$ 60,000,000
Transaction cost										4,892,699		4,892,699
Payments for underwriting expense										1,612,500		1,612,500
Deferred underwriting commission										2,415,000		2,415,000				$ 4,892,699		$ 4,892,699
Other offering costs										$ 865,199		$ 865,199
Shares issued price per share | $ / shares																$ 10.18		$ 10.18
Business combination description																The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).		The Company will have until 9 months (or up to 18 months, if we extend the time to complete a business combination) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).
Alpha Time Acquisition Corp [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest to pay dissolution expenses																		$ 100,000
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash | shares										900,000	900,000	900,000
Sale of stock, price per share | $ / shares										$ 10.00	$ 10.00
Proceeds from sale of units									$ 9,000,000	$ 9,000,000
Sale of stock number of shares issued in transaction | shares											900,000
Sale of stock, value										9,000,000
Payments for underwriting expense										$ 112,500
Deferred underwriting commission												$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of units												$ 4,092,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, price per share | $ / shares												$ 10.00
Sale of stock number of shares issued in transaction | shares												370,500
Sale of stock, value												$ 3,705,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash | shares											409,200
Sale of stock, price per share | $ / shares										$ 10.00		$ 10.00
Sale of stock number of shares issued in transaction | shares										38,700	38,700	370,500
Sale of stock, value										$ 387,000		$ 3,705,000
Shares issued price per share | $ / shares											$ 10.00
Proceeds from Issuance of Private Placement										$ 387,000		$ 3,705,000